Annual Total Returns (Bar Chart) (Invesco Van Kampen Real Estate Securities Fund, Class A, Invesco Van Kampen Real Estate Securities Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Real Estate Securities Fund | Class A, Invesco Van Kampen Real Estate Securities Fund
Annual Total Returns
'01	8.56%
'02	(1.09%)
'03	36.56%
'04	36.67%
'05	16.60%
'06	37.44%
'07	(17.34%)
'08	(38.64%)
'09	28.51%
'10	24.75%